Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Schedule of allocation of financial instruments and their associated financial instrument classifications

	Loans and receivables/
	financial liabilities
	(Amortized cost)
	December 31,	December 31,
	2021	2020
Measurement basis	$	$
Financial assets
Cash and cash equivalents	102,208,807	22,638,300
Accounts receivable	30,972,608	31,859,306
Investment tax credit receivable	—	21,922

	133,181,415	54,519,528

(Expressed in Canadian dollars)

	Loans and receivables/
	financial liabilities
	(Amortized cost)
	December 31,	December 31,
	2021	2020
Measurement basis	$	$
Financial liabilities
Accounts payable and accrued liabilities	24,853,497	23,232,661
Term loans	5,916,956	8,278,004
International loans	882,085	1,980,229
Lease obligations	4,206,869	6,892,017

	35,859,407	40,382,911